Note 4 - Accrued Expenses - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]

4. Accrued Expenses

The following table summarizes the significant components of accrued expenses:

	September 30, 2013	December 31, 2012
	(in thousands)
Accrued payroll and payroll related	$1,251	$709
Accrued legal	434	291
Accrued other expenses	428	72
Total accrued expenses	$2,113	$1,072

4. Accrued Expenses

The following table summarizes the significant components of accrued expenses:

	December 31, 2012	December 31, 2011
	(in thousands)
Accrued payroll and payroll related	709	—
Accrued legal	291
Accrued other expenses	72	—
Total accrued expenses	$1,072	$—